Cash and equivalents and marketable securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash, Cash Equivalents and Short-term Investments
Cost basis	$ 8,454	$ 5,745
Cost basis	97	92
Gross unrealized gains	29	26
Gross unrealized losses	(2)	(4)
Fair value	8,481	5,767
Fair value	124	120
Cash and equivalents	6,875	4,819	5,897	7,119
Marketable securities and short-term investments	1,606	948
Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities	3	8	16
Securities held-to-maturity
Cash, Cash Equivalents and Short-term Investments
Cost basis	97	92
Gross unrealized gains	27	28
Fair value	124	120
Cash
Cash, Cash Equivalents and Short-term Investments
Cost basis	2,784	1,655
Fair value	2,784	1,655
Cash and equivalents	2,784	1,655
Time deposits
Cash, Cash Equivalents and Short-term Investments
Cost basis	3,993	2,986
Fair value	3,993	2,986
Cash and equivalents	3,963	2,984
Marketable securities and short-term investments	30	2
Other short-term investments
Cash, Cash Equivalents and Short-term Investments
Cost basis	15
Fair value	15
Marketable securities and short-term investments	15
Debt securities - U.S. government obligations | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	152	753
Gross unrealized gains	8	8
Gross unrealized losses	(1)
Fair value	159	761
Marketable securities and short-term investments	159	761
Debt securities - Other government obligations | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	3	3
Fair value	3	3
Marketable securities and short-term investments	3	3
Debt securities - Corporate | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	236	298
Gross unrealized gains	9	8
Gross unrealized losses		(1)
Fair value	245	305
Cash and equivalents	128	180
Marketable securities and short-term investments	117	125
Equity securities | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	1,271	50
Gross unrealized gains	12	10
Gross unrealized losses	(1)	(3)
Fair value	1,282	57
Marketable securities and short-term investments	$ 1,282	$ 57